Long-Term Debt (Schedule of Long-term Debt) (Details) - USD ($) $ in Thousands	Sep. 02, 2016	Dec. 31, 2015	May 21, 2015	Dec. 31, 2014	Aug. 16, 2012	Jun. 08, 2012	Nov. 10, 2010
For the year ending December 31,
Outstanding principal		$ 3,322,475
Unamortized discount		(2,702)		$ (15,332)
Unamortized origination fees		(50,224)		(61,385)
Current maturities of long-term debt		29,750		29,753
Long-term debt, gross, excluding current maturities		3,292,725		3,451,815
Long-term debt, net of current maturities and debt issuance costs		3,239,799		3,375,098
Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, stated interest rate					8.375%
Consolidated, Excluding Borgata
For the year ending December 31,
Outstanding principal		3,322,475		3,481,568
Unamortized discount		(2,702)		(15,332)
Unamortized origination fees		(50,224)		(61,385)
Long-term debt, net		3,269,549		3,404,851
Boyd
For the year ending December 31,
Outstanding principal		2,309,725		2,389,165
Unamortized discount		(2,702)		(15,332)
Unamortized origination fees		(29,724)		(28,850)
Long-term debt, net		2,277,299		2,344,983
Current maturities of long-term debt		21,500		21,500
Long-term debt, net of current maturities and debt issuance costs		$ 2,255,800		$ 2,183,485
Boyd | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Blended interest rate at period end		3.753%		3.66%
Outstanding principal				$ 1,387,425
Unamortized discount		$ (2,702)		(3,589)
Unamortized origination fees		(9,746)		(14,660)
Long-term debt, net		1,197,277		1,369,176
Boyd | Senior Notes | Senior Notes Due 2018 [Member]
For the year ending December 31,
Outstanding principal				500,000
Unamortized discount				0
Unamortized origination fees				(12,235)
Long-term debt, net				$ 487,765
Debt instrument, stated interest rate				9.13%			9.125%
Boyd | Senior Notes | 9.00% senior notes due 2020
For the year ending December 31,
Outstanding principal				$ 350,000
Unamortized discount		0		0
Unamortized origination fees		(7,044)		(1,926)
Long-term debt, net		$ 342,956		$ 348,074
Debt instrument, stated interest rate		9.00%		9.00%		9.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Unamortized discount		$ 0
Unamortized origination fees		(12,934)
Long-term debt, net		$ 737,066
Debt instrument, stated interest rate	6.875%	6.875%	6.875%
Boyd | Other | Holdco Note
For the year ending December 31,
Blended interest rate at period end				8.00%
Boyd | Holdco Note | 6.75% senior subordinated notes due 2014
For the year ending December 31,
Unamortized discount				$ (11,743)
Unamortized origination fees				(29)
Long-term debt, net				139,968
Boyd | Holdco Note | Holdco Note
For the year ending December 31,
Outstanding principal				151,740
Peninsula
For the year ending December 31,
Outstanding principal		$ 1,012,750		1,092,403
Unamortized discount		0		0
Unamortized origination fees		(20,500)		(32,535)
Long-term debt, net		992,250		$ 1,059,868
Current maturities of long-term debt		$ 0
Peninsula | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Blended interest rate at period end		4.25%		4.25%
Outstanding principal				$ 742,400
Unamortized discount		$ 0		0
Unamortized origination fees		(14,143)		(23,593)
Long-term debt, net		648,607		718,807
Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Outstanding principal				350,000
Unamortized discount		0		0
Unamortized origination fees		(6,357)		(8,942)
Long-term debt, net		$ 343,643		$ 341,058
Debt instrument, stated interest rate		8.375%		8.38%	8.375%
Peninsula | Other
For the year ending December 31,
Outstanding principal				$ 3
Unamortized discount				0
Unamortized origination fees				0
Long-term debt, net				3
Peninsula | Current Maturities [Member]
For the year ending December 31,
Unamortized origination fees				0
Fair Value, Measurements, Nonrecurring [Member]
For the year ending December 31,
Outstanding principal				$ 3,481,568
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | 9.00% senior notes due 2020
For the year ending December 31,
Outstanding principal		$ 350,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Outstanding principal		750,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Boyd | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Outstanding principal		1,209,725
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Peninsula | Bank Credit Facility | Bank Credit Facility
For the year ending December 31,
Outstanding principal		662,750
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Outstanding principal		$ 350,000